Consolidated Statements of Cash Flows - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Cash flows from operating activities
Cash generated from operating activities	¥ 17,752,410	¥ 14,730,306	¥ 12,995,271
Income tax paid	(2,722,124)	(10,275,005)	(8,007,799)
Net cash generated from operating activities	15,030,286	4,455,301	4,987,472
Cash flows from investing activities
Proceeds from sale of investment assets	67,031,534	99,031,093	132,430,620
Proceeds from sale of property and equipment	8,220	19,655	5
Interest received on investment assets	970,133	1,725,499	1,455,115
Payment for acquisition of investment assets	(73,924,054)	(97,732,903)	(128,591,697)
Securities purchases under agreements to resell, net	0	5,527,177	(4,827,170)
Payment for property and equipment and other long-term assets	(48,340)	(122,843)	(153,051)
Net cash received from disposal of subsidiary	25,075	0	0
Net cash generated from/(used in) investing activities	(5,937,432)	8,447,678	313,822
Cash flows from financing activities
Proceeds from issuance of shares and other equity securities	0	15,938	22,333
Including: Proceeds from capital contribution from the non-controlling shareholder of a subsidiaries	0	15,938	22,333
Proceeds from exercise of share-based payment	252	95,911	43,456
Proceeds from borrowings	14,618,467	9,046,338	7,262,435
Repayment of borrowings	(18,259,533)	(5,794,772)	(1,802,187)
Payment for early redemption and extension of convertible promissory notes payable	(3,642,931)	(3,747,386)	0
Repayment of optionally convertible promissory notes	(8,342,096)	0	0
Repayment of bonds payable	(2,163,195)	0	0
Payment for lease liabilities	(474,546)	(604,172)	(663,160)
Payment for interest expenses	(1,511,327)	(1,213,186)	(867,715)
Payment for dividend declared	(1,435,461)	(7,717,474)	0
Payment for acquisition of non-controlling interests of subsidiary	(199,200)	0	(4,735)
Refund of cash reserved for repurchase of ordinary shares	854,624	0	0
Payment for repurchase of ordinary shares	0	0	(6,438,455)
Net cash used in financing activities	(20,554,946)	(9,918,803)	(2,448,028)
Effect of exchange rate changes on cash and cash equivalents	404,677	57,025	(142,607)
Net increase/(decrease) in cash and cash equivalents	(11,057,415)	3,041,201	2,710,659
Add: Cash and cash equivalents at the beginning of the year	29,537,511	26,496,310	23,785,651
Cash and cash equivalents at the end of the year	¥ 18,480,096	¥ 29,537,511	¥ 26,496,310